Write-off of miners (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Write-off Of Miners
Critical assessment of its miners	$ 474,872		$ 4,530,950
Write of provisions			$ 7,364,650
total value of retired miners	$ 474,872